Events after the reporting date	6 Months Ended
Jun. 30, 2025
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
The Company has evaluated, for potential recognition and disclosure, events that occurred prior to the date at which the unaudited interim condensed consolidated financial statements were approved to be issued. There were no material subsequent events.